UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              86

Form 13F Information Table Value Total:  $  189,580,174
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
Comcast Corp 7.00% Pfd (c091511@25)       Com            20030n408     175260     6900          SOLE                Sole      0    0
General Dynamics                          Com            369550108     185280     2400          SOLE                Sole      0    0
Magellan Midstream Partners LP            Com            559080106   196774.2     4140          SOLE                Sole      0    0
NuStar Energy LP                          Com            67058h102   208552.5     3450          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)    Com            948741848   243418.5    10950          SOLE                Sole      0    0
United Technologies                       Com            913017109  260947.45     3545          SOLE                Sole      0    0
Pembina Pipeline                          Com            706329109   270613.2    15770          SOLE                Sole      0    0
Key Energy Services                       Com            492914106   279719.5    29290          SOLE                Sole      0    0
US Bancorp                                Com            902973304   320135.6    12370          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B Com            05531b201     337225    11750          SOLE                Sole      0    0
Public Storage Series M (c010912@25)      Com            74460d232   396012.5    16250          SOLE                Sole      0    0
Temple Inland                             Com            879868107     408600    20000          SOLE                Sole      0    0
Boston Beer Co - Cl A                     Com            100557107   408934.5     7825          SOLE                Sole      0    0
Calpine                                   Com            131347304  445339.95    37455          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% PFD (c013113)  Com            55292c203  450415.25    16529          SOLE                Sole      0    0
Enterprise Products Partners              Com            293792107   504176.4    14580          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)   Com            94979b204   520723.5    22650          SOLE                Sole      0    0
Celgene                                   Com            151020104   540291.2     8720          SOLE                Sole      0    0
Wesco Financial                           Com            950817106   557818.5     1447          SOLE                Sole      0    0
Joy Global                                Com            481165108   606644.8    10720          SOLE                Sole      0    0
Xilinx                                    Com            983919101  606995.04    23804          SOLE                Sole      0    0
BorgWarner                                Com            099724106   648869.1    16995          SOLE                Sole      0    0
General Electric                          Com            369604103   670051.2    36816          SOLE                Sole      0    0
Nabors Industries                         Com            G6359f103     679198    34600          SOLE                Sole      0    0
Marathon Oil                              Com            565849106   684689.6    21640          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                Com            780259206     694320    12000          SOLE                Sole      0    0
American Express                          Com            025816109  771314.44    18694          SOLE                Sole      0    0
BE Aerospace                              Com            073302101   771447.6    25410          SOLE                Sole      0    0
Stryker                                   Com            863667101   793641.4    13870          SOLE                Sole      0    0
Hain Celestial Group                      Com            405217100     797742    45900          SOLE                Sole      0    0
Metabolix                                 Com            591018809   844195.8    69310          SOLE                Sole      0    0
EOG Resources                             Com            26875p101  890458.14     9581          SOLE                Sole      0    0
Hershey                                   Com            427866108  938708.18    21927          SOLE                Sole      0    0
Thermo Fisher Scientific                  Com            883556102  942483.68    18322          SOLE                Sole      0    0
Waters                                    Com            941848103  957244.42    14173          SOLE                Sole      0    0
Tractor Supply                            Com            892356106  1035031.5    17830          SOLE                Sole      0    0
Genzyme Corp                              Com            372917104  1076509.1    20770          SOLE                Sole      0    0
Western Gas Partners LP                   Com            958254104  1079270.4    48880          SOLE                Sole      0    0
Ultra Petroleum Corp                      Com            903914109  1089276.8    23360          SOLE                Sole      0    0
Scotts Miracle Gro Co                     Com            810186106    1093860    23600          SOLE                Sole      0    0
Itron                                     Com            465741106 1191962.25    16425          SOLE                Sole      0    0
FMC Corp                                  Com            302491303  1237740.3    20445          SOLE                Sole      0    0
Symantec                                  Com            871503108  1249466.5    73815          SOLE                Sole      0    0
Dow Chemical                              Com            260543103 1312464.45    44385          SOLE                Sole      0    0
Goldman Sachs                             Com            38141g104 1393193.95     8165          SOLE                Sole      0    0
Cummins                                   Com            231021106 1477536.55    23850          SOLE                Sole      0    0
Life Technologies                         Com            53217v109 1496542.37    28631          SOLE                Sole      0    0
NorthWestern Corp                         Com            668074305  1520395.1    56710          SOLE                Sole      0    0
Google Cl A                               Com            38259p508 1727447.52     3046          SOLE                Sole      0    0
Bruker                                    Com            116794108  1779535.5   121470          SOLE                Sole      0    0
Ritchie Bros Auctioneers                  Com            767744105 1888654.83    87722          SOLE                Sole      0    0
Texas Instruments                         Com            882508104  1939981.6    79280          SOLE                Sole      0    0
CVS                                       Com            126650100    1987036    54350          SOLE                Sole      0    0
American Tower Corp Cl A                  Com            029912201 2051884.55    48155          SOLE                Sole      0    0
Medtronic                                 Com            585055106    2053368    45600          SOLE                Sole      0    0
Nokia ADR                                 Com            654902204  2128824.6   136990          SOLE                Sole      0    0
Sysco                                     Com            871829107    2292445    77710          SOLE                Sole      0    0
BB&T                                      Com            054937107  2349894.5    72550          SOLE                Sole      0    0
Varian Medical Systems                    Com            92220p105  2454992.1    44370          SOLE                Sole      0    0
Greenlight Capital                        Com            G4095J109  2595030.2    97265          SOLE                Sole      0    0


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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
Cameron International                     Com            13342B105 2671078.06    62321          SOLE                Sole      0    0
Schlumberger                              Com            806857108 2861855.62    45097          SOLE                Sole      0    0
Teva Pharmaceutical ADR                   Com            881624209  3224334.2    51115          SOLE                Sole      0    0
Sempra Energy                             Com            816851109  3289607.6    65924          SOLE                Sole      0    0
Altera                                    Com            021441100  3327763.5   136945          SOLE                Sole      0    0
Canadian Natural Resources                Com            136385101  3359194.8    45370          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                  Com            25243q205 3389025.25    50245          SOLE                Sole      0    0
Coca Cola                                 Com            191216100    4005375    72825          SOLE                Sole      0    0
Wal-Mart                                  Com            931142103    4092716    73610          SOLE                Sole      0    0
Monsanto                                  Com            61166w101 4398900.64    61592          SOLE                Sole      0    0
Halliburton                               Com            406216101 4455654.44   147881          SOLE                Sole      0    0
Vodafone PLC ADR                          Com            92857w209 4620554.82   198222          SOLE                Sole      0    0
Applied Materials                         Com            038222105 4720724.64   350540          SOLE                Sole      0    0
Rogers                                    Com            775109200  5054994.3   148110          SOLE                Sole      0    0
Qualcomm                                  Com            747525103 5100090.17   121546          SOLE                Sole      0    0
3M                                        Com            88579Y101  5117826.8    61240          SOLE                Sole      0    0
Procter & Gamble                          Com            742718109 5329548.45    84235          SOLE                Sole      0    0
Emerson Electric                          Com            291011104  5556277.5   110375          SOLE                Sole      0    0
Pepsico                                   Com            713448108 6046163.92    91387          SOLE                Sole      0    0
Wells Fargo                               Com            949746101 6220316.45   199882          SOLE                Sole      0    0
Johnson & Johnson                         Com            478160104  6269827.6    96163          SOLE                Sole      0    0
Microsoft                                 Com            594918104 6349275.17   216795          SOLE                Sole      0    0
Novartis AG ADR                           Com            66987v109    6395702   118220          SOLE                Sole      0    0
Cisco                                     Com            17275R102 6800129.26   261242          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B               Com            084670702  7285855.5    89650          SOLE                Sole      0    0
Exxon Mobil                               Com            30231g102 9126797.55   136262          SOLE                Sole      0    0